Condensed Consolidated Statements of Redeemable Convertible Preferred Stock, Warrants to Placement Agent and Shareholders' Equity (Unaudited) - USD ($) $ in Thousands		Previously Reported Redeemable Convertible Preferred Stock	Previously Reported Common Stock		Previously Reported Non-voting Common Stock		Previously Reported Additional paid-in capital	Previously Reported Accumulated deficit	Previously Reported	Redeemable Convertible Preferred Stock		Common Stock		Non-voting Common Stock		Additional paid-in capital		Accumulated deficit	Warrants To Placement Agent	Total
Balance at Dec. 31, 2020										$ 5,585			[1]		[1]	$ 2,771		$ (17,169)		$ (14,398)
Balance (in Shares) at Dec. 31, 2020										7,731,083		2,047,641		1,783,773
Exercise of options into common stock													[1]				[1]				[1]
Exercise of options into common stock (in Shares)												2,763
Share based compensation																53				53
Net comprehensive loss for the period																		(5,251)		(5,251)
Balance at Dec. 31, 2021		$ 5,585		[1]		[1]	$ 2,824	$ (22,420)	$ (19,596)	$ 5,585			[1]			2,824		(22,420)		(19,596)
Balance (in Shares) at Dec. 31, 2021		7,731,083	2,050,404		1,783,773					773,108	[2]	205,040	[2]	178,377	[2]
Exercise of options into common stock													[1]				[1]				[1]
Exercise of options into common stock (in Shares)	[2]											1,546
Share based compensation																14				14
Share based compensation (in Shares)	[2]
Net comprehensive loss for the period																		(4,639)		(4,639)
Balance at Mar. 31, 2022										$ 5,585			[1]			2,838		(27,059)		(24,221)
Balance (in Shares) at Mar. 31, 2022	[2]									773,108		206,586		178,377
Balance at Dec. 31, 2021		$ 5,585		[1]		[1]	2,824	(22,420)	(19,596)	$ 5,585			[1]			2,824		(22,420)		(19,596)
Balance (in Shares) at Dec. 31, 2021		7,731,083	2,050,404		1,783,773					773,108	[2]	205,040	[2]	178,377	[2]
Net comprehensive loss for the period																				(8,500)
Balance at Sep. 30, 2022												$ 1				36,482		(30,920)		5,563
Balance (in Shares) at Sep. 30, 2022	[2]											1,731,755
Balance at Dec. 31, 2021		$ 5,585		[1]		[1]	2,824	(22,420)	(19,596)	$ 5,585			[1]			2,824		(22,420)		(19,596)
Balance (in Shares) at Dec. 31, 2021		7,731,083	2,050,404		1,783,773					773,108	[2]	205,040	[2]	178,377	[2]
Exercise of options into common stock													[1]			5				5
Exercise of options into common stock (in Shares)												77,749
Share based compensation																220				220
Conversion of convertible redeemable preferred stock to common stock upon initial public offering										$ (5,585)		$ 1				5,584				5,585
Conversion of convertible redeemable preferred stock to common stock upon initial public offering (in Shares)										(7,731,083)		7,731,083
Issuance of common stock upon initial public offering and private placement, net of underwriting discounts and commissions and other offering costs													[1]			14,675				14,675
Issuance of common stock upon initial public offering and private placement, net of underwriting discounts and commissions and other offering costs (in Shares)												4,212,500
Conversion of convertible loan to common stock upon initial public offering													[1]			6,553				6,553
Conversion of convertible loan to common stock upon initial public offering (in Shares)												1,638,161
Conversion of convertible note to common stock upon initial public offering													[1]			3,600				3,600
Conversion of convertible note to common stock upon initial public offering (in Shares)												900,096
Conversion of warrants to common stock upon initial public offering													[1]			3,190				3,190
Conversion of warrants to common stock upon initial public offering (in Shares)												797,567
Redemption of non-voting common stock upon initial public offering															[1]						[1]
Redemption of non-voting common stock upon initial public offering (in Shares)														(1,783,773)
Repurchase of common stock													[1]			15				15
Repurchase of common stock (in Shares)												(27,699)
Net comprehensive loss for the period																		(10,982)		(10,982)
Balance at Dec. 31, 2022			$ 1				36,666	(33,402)	3,265			$ 1				36,666		(33,402)		3,265
Balance (in Shares) at Dec. 31, 2022			17,379,861								[2]	1,737,986	[2]		[2]
Balance at Mar. 31, 2022										$ 5,585			[1]			2,838		(27,059)		(24,221)
Balance (in Shares) at Mar. 31, 2022	[2]									773,108		206,586		178,377
Share based compensation																14				14
Share based compensation (in Shares)	[2]
Conversion of convertible preferred stock to common stock upon initial public offering										$ (5,585)		$ 1				5,584				5,585
Conversion of convertible preferred stock to common stock upon initial public offering (in Shares)	[2]									(773,108)		773,108
Issuance of common stock upon initial public offering and private placement, net of underwriting discounts and commissions and other offering costs													[1]			14,675				14,675
Issuance of common stock upon initial public offering and private placement, net of underwriting discounts and commissions and other offering costs (in Shares)	[2]											421,250
Conversion of convertible loan to common stock upon initial public offering													[1]			6,553				6,553
Conversion of convertible loan to common stock upon initial public offering (in Shares)	[2]											163,816
Conversion of convertible note to common stock upon initial public offering													[1]			3,600				3,600
Conversion of convertible note to common stock upon initial public offering (in Shares)	[2]											90,009
Conversion of warrants to common stock upon initial public offering													[1]			3,190				3,190
Conversion of warrants to common stock upon initial public offering (in Shares)	[2]											79,756
Redemption of non-voting common stock upon initial public offering															[1]						[1]
Redemption of non-voting common stock upon initial public offering (in Shares)	[2]													(178,377)
Repurchase of common stock													[1]			15				15
Repurchase of common stock (in Shares)	[2]											(2,770)
Net comprehensive loss for the period																		(1,654)		(1,654)
Balance at Jun. 30, 2022												$ 1				36,469		(28,713)		7,757
Balance (in Shares) at Jun. 30, 2022	[2]											1,731,755
Share based compensation																13				13
Share based compensation (in Shares)	[2]
Net comprehensive loss for the period																		(2,207)		(2,207)
Net comprehensive loss for the period (in Shares)	[2]
Balance at Sep. 30, 2022												$ 1				36,482		(30,920)		5,563
Balance (in Shares) at Sep. 30, 2022	[2]											1,731,755
Balance at Dec. 31, 2022			$ 1				36,666	(33,402)	3,265			$ 1				36,666		(33,402)		3,265
Balance (in Shares) at Dec. 31, 2022			17,379,861								[2]	1,737,986	[2]		[2]
Share based compensation																95				95
Share based compensation (in Shares)	[2]
Repurchase of common stock													[1]			(50)				(50)
Repurchase of common stock (in Shares)	[2]											(7,920)
Net comprehensive loss for the period																		(1,895)		(1,895)
Net comprehensive loss for the period (in Shares)
Balance at Mar. 31, 2023												$ 1				36,711		(35,297)		1,415
Balance (in Shares) at Mar. 31, 2023	[2]											1,730,066
Balance at Dec. 31, 2022			$ 1				$ 36,666	$ (33,402)	$ 3,265			$ 1				36,666		(33,402)		3,265
Balance (in Shares) at Dec. 31, 2022			17,379,861								[2]	1,737,986	[2]		[2]
Net comprehensive loss for the period																				(4,355)
Balance at Sep. 30, 2023												$ 1				38,594		(37,757)	104	838
Balance (in Shares) at Sep. 30, 2023	[2]											2,694,179
Balance at Mar. 31, 2023												$ 1				36,711		(35,297)		1,415
Balance (in Shares) at Mar. 31, 2023	[2]											1,730,066
Exercise of options into common stock													[1]			10				10
Exercise of options into common stock (in Shares)	[2]											10,652
Share based compensation																97				97
Share based compensation (in Shares)	[2]
Issuance of common stock and pre-funded warrants upon private placement, net of underwriting commissions and other offering costs													[1]			1,356			104	1,356
Issuance of common stock and pre-funded warrants upon private placement, net of underwriting commissions and other offering costs (in Shares)	[2]											190,000
Net comprehensive loss for the period																		(1,593)		(1,593)
Net comprehensive loss for the period (in Shares)
Balance at Jun. 30, 2023												$ 1				38,174		(36,890)	104	1,285
Balance (in Shares) at Jun. 30, 2023	[2]											1,930,718
Exercise of options into common stock													[1]				[1]				[1]
Exercise of options into common stock (in Shares)	[2]											8,791
Share based compensation																106				106
Share based compensation (in Shares)	[2]
Exercise of pre-funded warrants into common stock													[1]				[1]				[1]
Exercise of pre-funded warrants into common stock (in Shares)	[2]											754,670
Reclassification of warrants from liabilities to equity (see note (11(d))																314				314
Reclassification of warrants from liabilities to equity (see note (11(d)) (in Shares)	[2]
Net comprehensive loss for the period																		(867)		(867)
Net comprehensive loss for the period (in Shares)
Balance at Sep. 30, 2023												$ 1				$ 38,594		$ (37,757)	$ 104	$ 838
Balance (in Shares) at Sep. 30, 2023	[2]											2,694,179

[1]	Represents an amount less than $1 thousands.
[2]	Adjusted to reflect reverse stock split, see note 3(f).